Restructuring (Tables)	3 Months Ended
Mar. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of Restructuring-related charges
During the three months ended March 31, 2023, the following restructuring-related charges were included in the Consolidated Statement of Operations:

	Severance and other benefit-related costs	Accelerated depreciation charges	Accelerated hearing program charges	Total

Research and development	$1,932	$360	$129	$2,421
General and administrative	1,549	—	—	1,549

Total	$3,481	$360	$129	$3,970

Schdule of Changes to the liability for the restructuring

	Accelerated hearing program charges	Severance and other benefit-related costs	Total

Liability balance as of December 31, 2022	$—	$—	$—
Net charges	129	3,329	3,458

Liability balance as of March 31, 2023	$129	$3,329	$3,458